Revenue - Additional Information (Detail) $ in Thousands									1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended			16 Months Ended
	Nov. 30, 2020 Barrels_per_day	Oct. 31, 2020 Barrels_per_day	Sep. 30, 2020 Barrels_per_day	Aug. 31, 2020 Barrels_per_day	Jul. 31, 2020 Barrels_per_day	Jun. 30, 2020 Barrels_per_day	May 31, 2020 Barrels_per_day	Apr. 20, 2020 $ / shares	May 31, 2020 $ / bbl	Jun. 30, 2020 Barrels_per_day	Dec. 31, 2020 MXN ($) Barrels_per_day	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($)	Apr. 30, 2022 Barrels_per_day
Disclosure of geographical areas [line items]
Accounts receivable derived from customer contracts | $											$ 68,382,413	$ 68,382,413	$ 68,382,413	$ 89,263,870
Increase decrease in crude oil production | Barrels_per_day										9,700,000	7,700,000
Percentage of decrease in domestic sales of petroleum products											32.00%	32.00%	32.00%
Amount recorded in advance from customers were recognized as revenue for the Period | $												$ 6,627,033		6,154,333
Accounts and accrued expenses
Disclosure of geographical areas [line items]
Advances from customers | $											$ 8,548,260	$ 8,548,260	$ 8,548,260	$ 6,627,033
Non Adjusting Event Reporting Period
Disclosure of geographical areas [line items]
Increase decrease in crude oil production | Barrels_per_day	1,688,800	1,680,200	1,697,800	1,687,900	1,647,300	1,654,700	1,676,600								5,800,000
Bottom of range [member]
Disclosure of geographical areas [line items]
Number Of Barrels Production Per Day | $ / bbl									100,000
Crude Oil Price Per Barrel													$ 10.52
Weighted average [member]
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel													47.16
Mexica Country
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel													49.00
Mexica Country | Bottom of range [member]
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel													44.00
Mexica Country | Bottom of range [member] | Non Adjusting Event Reporting Period
Disclosure of geographical areas [line items]
Unprecedented drop in price of crude oil price								$ 2.37
Mexica Country | Top of range [member]
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel													$ 49.00
Mexica Country | Top of range [member] | Non Adjusting Event Reporting Period
Disclosure of geographical areas [line items]
Unprecedented drop in price of crude oil price								$ 0.00